Intellectual Property (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Intellectual Property [Abstract]
Schedule of Fair Value of the Intangible Assets	The Fair Value of the intangible assets as of the Valuation Date is reasonably represented as:
	September 30, 2023	December 31, 2022
Tradename - Trademarks	$87,700	$87,700
Intellectual Property / Licenses	363,000	363,000
Customer Base	37,000	37,000
Intangible assets	487,700	487,700
Less: accumulated amortization	(206,771)	(133,616)
Total intangible assets, net	$280,929	$354,084
The Fair Value of the intangible assets as of the Valuation Date is reasonably represented as:
	December 31, 2022	December 31, 2021
Tradename - Trademarks	$87,700	$87,700
Intellectual Property / Licenses	363,000	363,000
Customer Base	37,000	37,000
Intangible assets	487,700	487,700
Less: accumulated amortization	(133,616)	(36,076)
Total intangible assets, net	$354,084	$451,624